Financial Risk Management - Schedule of Group’s Financial Assets (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Trade receivables [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	II Note 1	II Note 1
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	RM 5,876,653	RM 7,119,565
Loss allowance	(243,021)	(243,021)
Net carrying amount	5,633,632	6,876,544	$ 1,260,885	$ 1,539,065
Net carrying amount (in Dollars)	RM 5,633,632	RM 6,876,544	1,260,885	1,539,065
Other receivables [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	I Note 2	I Note 2
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 205,861	RM 189,823
Loss allowance
Net carrying amount	205,861	189,823	46,074	42,485
Net carrying amount (in Dollars)	RM 205,861	RM 189,823	46,074	42,485
Cash and bank balances [Member]
Schedule of Group’s Financial Assets [Line Items]
Category	I Note 3	I Note 3
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 29,799,637	RM 3,823,689
Loss allowance
Net carrying amount	29,799,637	3,823,689	6,669,570	855,794
Net carrying amount (in Dollars)	RM 29,799,637	RM 3,823,689	$ 6,669,570	$ 855,794